Loss Per Share - Schedule of Loss and Number of Shares Basic and Diluted (Details) - ILS (₪) ₪ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Loss and Number of Shares Basic and Diluted [Abstract]
Loss attributed to the shareholders of the Company for purposes of computing the basic loss per share	₪ (24,290)	₪ (16,119)	₪ (29,443)
Loss attributed to the shareholders of the Company for purposes of computing the diluted loss per share	₪ (24,290)	₪ (16,119)	₪ (29,443)
Weighted number of shares used in computing basic loss per share	33,450,321,158	1,217,701,006	4,006,539,396
Weighted number of shares used in computing diluted loss per share	33,450,321,158	1,217,701,006	4,006,539,396